Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties

32. Related parties

Relationship and transactions with entities with control of, or significant influence over, Galapagos

Gilead

Gilead exercises significant influence over Galapagos as from the equity subscription on August 23, 2019. As a result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos.

By exercising Warrant A on November 6, 2019 Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019. Gilead’s ownership then diluted to 25.38% at December 31, 2022 and to 25.35% at December 31, 2023, due to four capital increases resulting from the exercise of subscription rights under employee subscription right plans in the course of respectively 2022 (three capital increases) and 2023 (one capital increase).

The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ Board of Directors, out of a total of nine.

The following table details our relation with Gilead:

	December 31,
	2023	2022	2021

	(Euro, in thousands)

Trade and other receivables (1)	€5,198	€7,877	€88,246
Trade and other payables	585		€11,580

	Year ended December 31,
	2023	2022	2021

	(Euro, in thousands)

Revenues recognized related to the performance obligation for the drug discovery platform	€230,242	€230,423	€230,582
Revenues recognized related to the filgotinib performance obligation (2)	429,439	174,432	235,709
Royalty income related to the commercialization of filgotinib	9,466	10,726	3,757
Cost reimbursements related to the development of GLPG1690 (3)	299	411	18,055
Cross charges from and to Gilead relating to filgotinib (4)	3,643	(2,374)	(81,334)
Costs (-)/deduction of costs relating to our 50/50 profit/(cost) share mechanism (5)
included in sales and marketing expenses	—	31	59,699
included in research and development expenditure	—	(31)	7,026
Purchase of raw materials, semi-finished products and finished products of Jyseleca	€—	€13,539	€24,867

(1) Consisting on December 31, 2023 of filgotinib development cost sharing receivables of €2.5 million and royalties receivables of €2.4 million, consisting on December 31, 2022 of filgotinib development cost sharing receivables of €5.1 million and royalties receivables of €2.6 million, consisting on December 31, 2021 of €50 million receivables relating to the in 2020 modified collaboration for filgotinib, €12.6 million related to the transfer of the DIVERSITY trial from Gilead to us, and €23.8 million of filgotinib profit and cost sharing receivables (all paid in 2022).

(2) Upfront and milestone payments recognized in accordance with the percentage of completion of the underlying obligation.

(3) Shown as decrease of research and development expenditure.

(4) Net amount shown as an (increase)/decrease of research and development expenditure.

(5) Profit/cost share mechanism came to an end beginning of 2022.

As at December 31, 2023 we have two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib before its transfer to Alfasigma on January 31, 2024, following the closing of the transaction for the transfer of the Jyseleca® business. This results in an outstanding deferred income balance of €1.3 billion for the drug discovery platform (including the warrant issuance liability relating to subsequent warrant B) and €26.3 million for the performance obligation relating to filgotinib.

A detailed explanation of our transactions with Gilead in 2021, 2022 and 2023 can be found in the section titled Agreements with major Galapagos NV shareholders. There are no other shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see note 33 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of the Executive Committee and members of the Board of Directors. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2023, our Board of Directors consisted of nine members: Stoffels IMC BV (permanently represented by Dr. Paul Stoffels), Mr. Simon Sturge, Dr. Susanne Schaffert, , Mr. Peter Guenter, Mr. Daniel O’Day, Dr. Linda Higgins, Dr. Elisabeth Svanberg, Mr. Jérôme Contamine and Dr. Dan Baker.

During its meeting of June 12, 2023, the Board of Directors appointed Dr. Susanne Schaffert by cooptation as a non-executive independent Director, replacing Dr. Rajesh Parekh who stepped down on June 10, 2023.

During its meeting of September 19, 2023, the Board of Directors appointed Mr. Simon Sturge by cooptation as a non-executive independent Director, replacing Dr. Mary Kerr who stepped down on September 18, 2023.

Dr. Susanne Schaffert’s and Mr. Simon Sturge’s appointments will be submitted for confirmation to the Company’s Annual Shareholders’ Meeting which will be held on April 30, 2024.

Effective from January 1, 2020, Galapagos no longer grants any subscription rights to members of the Board of Directors, taking into account the stricter rules of the Belgian Companies Code. Prior to 2020, Board members were granted subscription rights.

Effective from April 26, 2022, our new CEO, Stoffels IMC BV, permanently represented by Dr. Paul Stoffels, has been appointed as the Chair of the Board of Directors of Galapagos. The CEO will only be remunerated for the performance of its executive functions as CEO and is not entitled to any additional remuneration for its mandates of Chair of the Board of Directors or of any Committee.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2023	2022	2021
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits to executive Committee members as a group (1)	€3,902	€3,444	€4,264
Board fees for members of the Board of Directors	749	740	750
Post-employment benefits (2)	209	240	399
Severance package (3)	3,150	—	802
Subscription rights granted in the year
Number of subscription rights granted in the year to Executive Committee members as a group	325,000	1,124,000	275,000
Total cost of subscription rights granted in the year under IFRS 2	€5,163	€27,010	€5,629
Number of RSUs granted in the year
Total number of RSUs granted in the year to Executive Committee members as a group (1)(4)	331,066	200,478	254,560

(1) Dr. Wigerinck was a member of the Executive Committee (formerly Management Board) until November 30, 2021. His remuneration and benefits are included in the overview for the financial year 2021. Mr. Onno Van de Stolpe was our CEO and Executive Committee member until March 31, 2022, Dr. Andre Hoekema was our CBO and Executive Committee member until October 31, 2022 and Dr. Walid Abi-Saab was our CMO and Executive Committee member until December 31, 2022. Their (prorated) remuneration and benefits are included in the overview for the financial years 2021 and 2022. Effective as of April 1, 2022, Stoffels IMC BV, permanently represented by Dr. Paul Stoffels, is our CEO and Chair of the Executive Committee. His (prorated) remuneration is included in the overview for the financial years 2022 and 2023. Mr. Bart Filius was a member of the Executive Committee until June 30, 2023 and Mr. Michele Manto was a member of the Executive Committee until December 31, 2023. Their (prorated) remuneration and benefits are included in the overview for the financial years 2021, 2022 and 2023. Ms. Valeria Cnossen and Ms. Annelies Missotten were members of the Executive Committee as of January 1, 2023. Mr. Thad Huston was a member of the Executive Committee as of July 1, 2023. Their (prorated) remuneration and benefits are included in the overview for the financial year 2023.

(2) Only Executive Committee members receive post-employment benefits.

(3) In 2021, we disclosed Dr. Wigerinck's and Mr. Van de Stolpe's severance packages. In 2021, an amount of €802 thousand was paid to Dr. Wigerinck in accordance with Dr. Wigerinck's severance package. In 2022, an amount of €689 thousand was paid to Dr. Wigerinck and Mr. Van de Stolpe in accordance with the severance packages awarded to them in 2021. In 2023, we dislose Mr. Filius' severance package. The reported amount for 2023 consists of an amount paid to Mr. Filius in accordance with the severance package awarded to him as well as an amount paid in 2023 in accordance with the severance package awarded to Mr. Van de Stolpe in 2021.

(4) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2021 in FY2021, for 2022 in FY2022, and for 2023 in FY2023 (each time to be granted in the following financial year). Only Executive Committee members were awarded RSUs.

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the Board of Directors and of the Executive Committee. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise or termination of their mandates as members of the Executive Committee and the Board of Directors.